Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets, Net operating losses	$ 1,577,831	$ 1,664,801	$ 1,340,296
Deferred tax liabilities, intangible assets	(1,520,569)	(1,391,070)	(919,340)
Net deferred tax asset
Deferred tax liabilities, Convertible Debt			(88,192)
United State [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, other	$ (57,262)	(273,731)	(318,712)
Canada Area [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, other			$ (14,052)